Taxes on Income - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Effective Tax Rate [Abstract]
Statutory tax, Amount	$ 372,180	$ (3,453)	$ (6,686)
Statutory tax, rate	23.00%	23.00%	23.00%
Permanent differences, Amount	$ 90	$ (160)	$ (291)
Permanent differences, rate	0.01%	1.06%	1.00%
Exchange rate differences, Amount	$ 8,996	$ 54	$ 880
Exchange rate differences, rate	0.55%	(0.36%)	(3.03%)
Change in valuation allowance, Amount	$ 1,380	$ 3,559	$ 6,097
Change in valuation allowance, rate	0.09%	(23.70%)	(20.97%)
Effective tax, Amount	$ 382,646
Effective tax, rate	23.65%